Equity-accounted investees (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity-accounted investees [Line Items]
Current assets	$ 2,466,261	$ 2,331,911
Non-current Assets	1,829,975	1,886,069
Current liabilities	748,045	580,349
Non-current liabilities	1,300,723	1,330,359
Revenue	2,157,323	1,939,322	$ 1,728,332
Gain (loss) from continuing operations	428,417	281,924	224,520
Other comprehensive income	(4,948)	548	(6,847)
Comprehensive income	423,469	282,472	217,673
Associates [member]
Equity-accounted investees [Line Items]
Current assets	181,405	152,760	187,034
Non-current Assets	29,910	23,938	24,135
Current liabilities	59,507	57,044	100,838
Non-current liabilities	13,766	3,643	1,205
Revenue	194,902	207,279	219,426
Gain (loss) from continuing operations	27,397	20,433	21,686
Other comprehensive income	52	1,167	1,410
Comprehensive income	27,449	21,600	23,096
Abu Dhabi Fertilizer Industries WWL [Member]
Equity-accounted investees [Line Items]
Current assets	44,801	37,801	33,770
Non-current Assets	2,032	2,104	2,529
Current liabilities	3,764	3,843	4,499
Non-current liabilities	0	0	0
Revenue	35,131	41,442	46,609
Gain (loss) from continuing operations	4,008	4,005	3,932
Other comprehensive income	0	0	1,230
Comprehensive income	4,008	4,005	5,162
Doktor Tarsa Tarim Sanayi AS [Member]
Equity-accounted investees [Line Items]
Current assets	81,057	68,449	103,099
Non-current Assets	10,731	5,984	7,555
Current liabilities	36,960	39,729	80,588
Non-current liabilities	11,251	1,281	0
Revenue	75,269	83,905	64,374
Gain (loss) from continuing operations	12,854	8,052	5,009
Other comprehensive income	0	1,180	0
Comprehensive income	12,854	9,232	5,009
Ajay North America [Member]
Equity-accounted investees [Line Items]
Current assets	19,426	18,844	18,651
Non-current Assets	12,498	11,633	10,619
Current liabilities	2,470	3,015	2,917
Non-current liabilities	0	0	0
Revenue	36,185	35,715	43,453
Gain (loss) from continuing operations	7,505	5,702	7,347
Other comprehensive income	0	0	0
Comprehensive income	7,505	5,702	7,347
Ajay Europe SARL [Member]
Equity-accounted investees [Line Items]
Current assets	23,555	20,675	18,979
Non-current Assets	1,266	1,361	1,661
Current liabilities	8,534	7,290	6,239
Non-current liabilities	0	0	0
Revenue	32,310	33,319	40,484
Gain (loss) from continuing operations	2,098	2,265	3,464
Other comprehensive income	52	(13)	(42)
Comprehensive income	2,150	2,252	3,422
Charlee SQM Thailand Co. Ltd. [Member]
Equity-accounted investees [Line Items]
Current assets	8,585	6,264	7,418
Non-current Assets	712	591	566
Current liabilities	3,292	2,448	4,687
Non-current liabilities	255	0	0
Revenue	13,618	12,065	12,524
Gain (loss) from continuing operations	981	609	304
Other comprehensive income	0	0	222
Comprehensive income	981	609	526
SQM Eastmed Turkey [Member]
Equity-accounted investees [Line Items]
Current assets	3,981	727	976
Non-current Assets	2,671	2,265	380
Current liabilities	4,487	719	27
Non-current liabilities	2,260	2,362	1,189
Revenue	2,389	833	0
Gain (loss) from continuing operations	(49)	(200)	(8)
Other comprehensive income	0	0	0
Comprehensive income	$ (49)	$ (200)	(8)
Sales de Magnesio Ltda. [Member]
Equity-accounted investees [Line Items]
Current assets			4,141
Non-current Assets			825
Current liabilities			1,881
Non-current liabilities			16
Revenue			11,982
Gain (loss) from continuing operations			1,638
Other comprehensive income			0
Comprehensive income			$ 1,638